Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
 (8)           Related Party Transactions

In December 2009, two stockholders advanced the Company $3.5 million in the form of subordinated promissory notes to fund a portion of the cash consideration of the acquisitions completed in December 2009. The notes bore interest at an annual rate of 7.5% and were repaid in January 2010.

Beginning in July 2008 and through December 2009, the Company was party to a monitoring fee agreement with Compass, whereby the Company would pay Compass, on a quarterly basis, 5% of Adjusted EBITDA, as defined. In December 2009, the Company and Compass agreed to terminate the monitoring fee agreement in exchange for a one-time payment of $2.0 million, to be settled with 739,506 shares of ExamWorks common stock, as approved by the Company’s independent director. Compass Partners directed us to issue one half of such shares to each of Richard Perlman and James Price, the Company's Chairman and CEO, respectively. The shares were issued in January 2010. The Company recorded a charge in the fourth quarter of 2009 of $1.4 million (included in SGA expenses in the accompanying 2009 Consolidated Statement of Operations), representing the estimated fair value of the shares to be issued to settle the termination obligation. Inclusive of this charge, the Company incurred $1.7 million in monitoring fees for the year ended December 31, 2009. Compass is an entity owned and controlled by Richard Perlman, the Company’s Chairman.

In June 2009, the Company engaged RedRidge Finance Group (“RedRidge”) to assist the Company in securing additional debt financing to allow the Company to continue to implement its acquisition strategy. In December 2009, in conjunction with the closing of the Fifth Third Credit Facility (see Note 10), the Company paid RedRidge $500,000 in broker fees and recorded them as deferred financing costs in the Consolidated Balance Sheet. P&P Investment, LLC (“P&P”), a company owned by Richard Perlman and James Price, the Chairman and Chief Executive Officer, respectively, of the Company, are minority owners of RedRidge. For the year ended December 31, 2010, the Company paid RedRidge $425,000 in connection with the credit facility. Pursuant to the payment of the broker fees, the Company, RedRidge, P&P, Mr. Perlman and Mr. Price entered into a letter agreement under which P&P waived any right it had to any portion of the broker fees paid by the Company to RedRidge and agreed that such broker fee, minus amounts paid to RedRidge’s employees, would be paid solely to RedRidge’s majority owner. No such broker fees were paid to RedRidge during the year ended December 31, 2011.

The revolving credit facilities contain a provision requiring the Company to use a third party to perform financial due diligence for acquisitions exceeding a certain size. With the approval of the senior lender, the Company engaged RedRidge to assist it with financial due diligence and incurred $52,000 in fees in 2009 related to acquisitions completed in December 2009. The Company incurred $725,000 and $490,000 in fees, respectively, pertaining to acquisition-related work performed during the years ended December 31, 2010 and 2011, respectively. P&P, Mr. Perlman and Mr. Price have likewise waived any right P&P had to any portion of the diligence fees paid by the Company to RedRidge.

In 2010, the Company utilized private planes when necessary for business operations using a NetJets, Inc. (“NetJets”) share belonging to PerPrice Aviation, Inc., a Georgia corporation (“PerPrice”). Mr. Perlman and Mr. Price each own 50% of the total outstanding shares of PerPrice. PerPrice was reimbursed for the actual cost incurred in connection with the Company’s use of the NetJets share in 2010, which totaled approximately $311,000. The Company does not expect to incur any further costs through this arrangement with PerPrice.

In June 2010, the Company entered into a lease agreement with Compass for corporate office space located at 655 Madison Avenue, 23rd Floor, New York, NY. Pursuant to the lease, which runs from April 1, 2010 through June 30, 2014, the Company paid Compass a rental fee of $10,080 per month in 2010, which fee was subject to increase commencing January 1, 2011 based on a proportionate pass through of base rent increases and increases for property taxes and building operating expenses. The aggregate amount of all periodic rental payments made to Compass for such office space for the year ended December 31, 2010 was $102,720. In addition, in June 2010, the Company paid Compass $40,320 as advance rent payment for the last four months of the lease and approximately $62,000 as its share of leasehold improvements. For the year ended December 31, 2011, the Company made rental payments to Compass of $132,000. Prior to the entry into this lease agreement, the Company did not incur costs in excess of $120,000 per year with respect to leasing this corporate office space.

The Company is a party to certain consulting agreements with each of Dr. Edward M. Decter and Dr. Steven G. Robbins, who are stockholders of the Company, and were considered related parties for the year ended December 31, 2009 and through the IPO in November 2010, and members of its medical panel, which set forth the terms and conditions upon which Dr. Decter and Dr. Robbins are entitled to compensation for IMEs and other services performed by them on behalf of the Company. In addition, such agreements provide that Dr. Decter and Dr. Robbins are to be provided with a minimum number of IMEs. For the years ended December 31, 2009 and 2010, the Company paid Dr. Decter $819,000 and $1.1 million, respectively, for IME services performed. For the years ended December 31, 2009 and 2010, the Company paid Dr. Robbins $360,000, and $415,000, respectively, for IME services performed.